CAPITAL STOCK - Narrative (Details) $ / shares in Units, $ in Billions	Dec. 31, 2025 USD ($) vote $ / shares shares	Apr. 24, 2023 USD ($)
Equity, Class of Treasury Stock [Line Items]
Number of votes for each share of common stock | vote	1
Stock repurchase program, authorized amount | $		$ 10.0
Common stock, par value
Equity, Class of Treasury Stock [Line Items]
Common stock, shares authorized (in shares)	2,000,000,000.0
Common shares par value (in dollars per share) | $ / shares	$ 1
Treasury stock
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program remaining authorized repurchase amount | $	$ 1.7
Preferred Stock
Equity, Class of Treasury Stock [Line Items]
Preferred stock, shares authorized (in shares)	40,000,000.0
Preferred stock, shares outstanding (in shares)	0